Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 8,465	$ 8,403	$ 7,356
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,400	2,450	1,575
Depreciation	594	570	531
Amortization of intangible assets	137	153	108
Deferred income taxes	140	424	(104)
Net amortization of securities premiums and discounts	1,057	1,210	811
Net realized gains on sales of securities	(881)	(1,419)	(973)
Net increase in value of life insurance	(617)	(539)	(463)
Loss (gain) on sale of bank premises and equipment and foreclosed real estate	347	(5)	173
Net gain on sale of mortgage loans and servicing rights	(112)	(211)	(271)
Mortgage loans originated for sale	(3,986)	(6,964)	(8,677)
Proceeds from sale of mortgage loans originated for sale	4,053	7,175	8,948
Compensation expense related to stock options	162	130	170
Decrease in accrued interest receivable and other assets	759	1,274	2,272
Increase (decrease) in accrued interest payable and other liabilities	173	(1,290)	(663)
Net Cash Provided by Operating Activities	12,691	11,361	10,793
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	42,348	40,914	32,146
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	21,142	30,607	34,752
Securities available for sale: Purchases	(84,589)	(67,312)	(54,107)
Purchase of FHLB Stock	(741)
Redemption of FHLB Stock	494	1,045	716
Net decrease (increase) in loans	(29,515)	(22,507)	12,405
Proceeds from life insurance	1,089
Acquisition, net of cash acquired			(4,544)
Purchase of life insurance policy	(3,000)	(3,000)
Purchase of bank premises and equipment	(393)	(417)	(175)
Proceeds from sale of bank premises and equipment and foreclosed real estate	508	3,421	784
Net Cash (Used In) Provided by Investing Activities	(52,657)	(17,249)	31,065
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	16,757	(1,342)	(3,532)
Net increase (decrease) in short-term borrowings	21,217	6,903	(11,515)
Repayments of other borrowings	(5,726)	(5,183)	(18,106)
Proceeds from other borrowings	7,000	0
Stock options exercised	575	455	51
Tax benefit of stock options exercised	39	30	5
ESOP purchase of shares from treasury stock	146	149	153
Purchase of treasury stock	(319)	(320)	(602)
Cash dividends paid	(4,155)	(3,932)	(3,514)
Net Cash Provided by (Used in) Financing Activities	35,534	(3,240)	(37,060)
Net (Decrease) Increase In Cash and Cash Equivalents	(4,432)	(9,128)	4,798
CASH AND CASH EQUIVALENTS, BEGINNING	12,295	21,423	16,625
CASH AND CASH EQUIVALENTS, ENDING	7,863	12,295	21,423
Supplemental Disclosure of Cash Flow Information
Cash payments for: Interest on deposits and borrowings	3,818	4,728	5,398
Cash payments for: Income taxes paid, net of refunds	2,417	2,010	2,363
Supplemental Schedule of Noncash Investing Activities
Investment purchases			1,067
Transfers of loans to foreclosed real estate and repossession of other assets	1,012	1,358	3,172
Merger with North Penn Bancorp, Inc.
Noncash assets acquired: Securities available for sale			12,671
Noncash assets acquired: Restricted investments			985
Noncash assets acquired: Loans			118,336
Noncash assets acquired: Accrued interest receivable			566
Noncash assets acquired: Premises and equipment			2,931
Noncash assets acquired: Core deposit intangibles			895
Noncash assets acquired: Deferred tax assets			2,715
Noncash assets acquired: Other assets			5,403
Noncash assets acquired: Goodwill			9,715
Total Noncash assets acquired			154,217
Liabilities assumed:
Time deposits			51,936
Deposits other than time deposits			83,498
Borrowings			7,776
Accrued interest payable			203
Other liabilities			600
Total Liabilities assumed			144,013
Net Noncash Assets Acquired			10,204
Cash Acquired			$ 15,192